Note 12 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 6,400	$ 11,600
Unrecognized Tax Benefits	13,598	8,537	$ 6,566
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	$ 0
Income Tax Jurisdiction, Domestic Federal [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%
Operating Loss Carryforwards	$ 254,000	$ 221,100
Operating Loss Carryforwards, Subject to Expiration	1,700
Operating Loss Carryforward, Carried Forward Indefinitely	252,300
Income Tax Jurisdiction, Domestic Federal [Member] | Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	24,300	12,800
Income Tax Jurisdiction, Domestic State and Local [Member]
Operating Loss Carryforwards	18,900	8,900
Operating Loss Carryforwards, Subject to Expiration	7,300
Operating Loss Carryforward, Carried Forward Indefinitely	$ 11,600
Open Tax Year	2020 2021 2022 2023 2024 2025
Income Tax Jurisdiction, Domestic State and Local [Member] | Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	$ 11,300	$ 10,000
Income Tax Jurisdiction, Foreign [Member]
Open Tax Year	2021 2022 2023 2024 2025
Income Tax Jurisdiction, Foreign [Member] | Australian Taxation Office [Member]
Operating Loss Carryforwards	$ 500